SUBSEQUENT EVENTS (Details Narrative) - USD ($)			12 Months Ended
	Mar. 03, 2022	Dec. 14, 2021	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Dec. 31, 2021	Oct. 04, 2021	Sep. 07, 2021	Sep. 01, 2021	Aug. 31, 2021	Aug. 03, 2021	Jun. 28, 2021	Jun. 25, 2021	Dec. 01, 2019
IfrsStatementLineItems [Line Items]
Numbert of shares issued	163,957	850,000
Revenue		$ 9,412,830	$ 767,790	$ 35,487	$ 20,427
Net liabilities			4,524,692	$ 2,356,063										$ 6,259,044
Number of vesting shares	163,957
I G E M S [Member]
IfrsStatementLineItems [Line Items]
Advanced from related party								$ 27,000			$ 33,000	$ 40,000
Interest rate													6.00%
Accrued of interest income			2,076
Net liabilities						$ 79,894
Digital Cinema United Holding [Member]
IfrsStatementLineItems [Line Items]
Advanced from related party							$ 573,964		$ 573,964
Interest rate										6.00%
Accrued of interest income			$ 14,062
Issuer Consideration Shares	3,000,000